DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details)	12 Months Ended
	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2020 $ / $
Variation in Prices
National Consumer Price Index	1,134.59	582.46	385.88
Banco Nacin US$/$ exchange rate	177.16	102.72	84.15
Commodity price risk
Variation in Prices
Annual (as a percent)	94.80%	50.90%	36.10%
Currency risk
Variation in Prices
Annual (as a percent)	72.50%	22.10%	40.50%